UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2003

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		April 22, 2003








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $62,680(thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Agile Software  Common  00846X105     2,921    455,000    Sole   n/a     none
Ambac Financial Pref    023139603       123      5,000    Sole   n/a     none
Alliance Image  Common  018606202       691    220,000    Sole   n/a     none
Apart Invst Tst Pref    03748R846       132      5,000    Sole   n/a     none
Apollo Group    Common  037604105     1,597     32,000    Sole   n/a     none
Barr Labs       Common  068306109     1,140     20,000    Sole   n/a     none
Bentley Pharm   Common  082657107     1,267    158,000    Sole   n/a     none
Blackrock Pfd   Pref    09249V103       262     10,500    Sole   n/a     none
Brocade         Common  111621108       732    150,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       266      5,000    Sole   n/a     none
Cardiac Science Common  141410209       208     91,043    Sole   n/a     none
Citigroup       Pref    173066200       151      6,000    Sole   n/a     none
Clean Harbor    Common  184496107     1,441    120,000    Sole   n/a     none
Collagenex      Common  19419B100       428     50,000    Sole   n/a     none
Corts-Disney    Pref    22082D205       252     10,000    Sole   n/a     none
Corts-Safeco    Pref    22081S203       254     10,000    Sole   n/a     none
Corts-Sunamer.  Pref    22082A201       263     10,000    Sole   n/a     none
Develop Realty  Pref    251591806       251     10,000    Sole   n/a     none
Edison          Pref    209115203       270     10,000    Sole   n/a     none
Entergy Arkans  Pref    29364D795       206      8,000    Sole   n/a     none
Equity Office P Pref    294741871       526     20,000    Sole   n/a     none
Financial Sec   Pref    31769P506       204      8,000    Sole   n/a     none
Finish Line     Common  317923100       900     60,000    Sole   n/a     none
General Elec    Pref    369622527       267     10,000    Sole   n/a     none
General Elec    Pref    369622519       188      7,500    Sole   n/a     none
Georgia Power   Pref    37333R308       534     20,000    Sole   n/a     none
Global Indus.   Common  379336100       699    150,000    Sole   n/a     none
Hancock         Pref    41013W108       248     10,000    Sole   n/a     none
ING Groep NV    Pref    456837301       180      7,000    Sole   n/a     none
ING Group NV    Pref    456837202       254     10,000    Sole   n/a     none
Insignia        Common  45765Y105       296     80,000    Sole   n/a     none
Key Energy      Common  492914106       875     86,800    Sole   n/a     none
Lab One         Common  50540L105     3,837    199,350    Sole   n/a     none
Lehman Bros.    Pref    52519Y209       250     10,000    Sole   n/a     none
Liquid Metal    Common  53634X100       434     80,000    Sole   n/a     none
Martek Biosci.  Common  572901106     1,141     40,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria          Common  576817209       834     85,500    Sole   n/a     none
Maverick Tube   Common  577914104       558     30,000    Sole   n/a     none
MBNA            Pref    55266J200       501     20,000    Sole   n/a     none
Medical Staffng Common  58463F104       954     90,000    Sole   n/a     none
Medix Resources Common  585011109       584  2,012,400    Sole   n/a     none
Microstrategy   Pref    594972AA9     2,561     34,150    Sole   n/a     none
Molecular Diag. Common  60851R104     1,171  5,447,015    Sole   n/a     none
Morgan Stanley  Pref    617460209       448     18,000    Sole   n/a     none
MTR Gaming      Common  553769100     1,317    198,700    Sole   n/a     none
National Rural  Pref    637432709       145      6,000    Sole   n/a     none
Netegrity       Common  64110P107     3,591    967,900    Sole   n/a     none
Netscreen       Common  64117V107     3,859    230,000    Sole   n/a     none
Nuveen          Pref    67073B106       226     15,000    Sole   n/a     none
Nuveen          Common  67072C105       301     20,000    Sole   n/a     none
Nuveen          Pref    67071S101       150     10,000    Sole   n/a     none
Omnivision Tech Common  682128103       829     40,000    Sole   n/a     none
Option Care     Common  683948103     3,392    400,000    Sole   n/a     none
Penn National   Common  707569109       249     14,000    Sole   n/a     none
Pimco Corp      Common  72201B101       232     15,000    Sole   n/a     none
Regeneration    Common  75886N100     6,472    719,900    Sole   n/a     none
Riverstone Net  Common  769320102       350    250,000    Sole   n/a     none
Superior Energy Common  868157108       855    100,000    Sole   n/a     none
Scientific Game Common  80874P109       302     56,000    Sole   n/a     none
Scudder Rreef   Common  81119Q100       147     10,000    Sole   n/a     none
Ultimate Elect. Common  903849107       557     70,000    Sole   n/a     none
U of P - Apollo Common  037604204     1,578     37,000    Sole   n/a     none
US Bancorp      Pref    90335U209       288     11,000    Sole   n/a     none
Verisign        Common  92343E102     1,835    210,000    Sole   n/a     none
Verizon New Eng Pref    92344R201       198      7,500    Sole   n/a     none
Virginia Power  Pref    928083203       262     10,000    Sole   n/a     none
Wachovia Bank   Pref    92977V206       158      6,000    Sole   n/a     none
Waste Connects  Common  941053100     2,760     80,000    Sole   n/a     none
XL Capital      Pref    G98255303       193      7,500    Sole   n/a     none
Zions Capital   Pref    989703202       135      5,000    Sole   n/a     none